Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Summary of revenue

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	452,670	334,248	482,285
Surgical aesthetic medical services	401,645	243,070	132,628
General healthcare services and other aesthetic medical services	47,258	68,275	55,178
	901,573	645,593	670,091